Annual Operating Expenses - VIPHighIncomePortfolio-InvestorPRO - VIPHighIncomePortfolio-InvestorPRO - VIP High Income Portfolio - VIP High Income Portfolio - Investor Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Acquired fund fees and expenses	0.17%	[2]
Total annual operating expenses	0.86%
Fee waiver and/or expense reimbursement	0.01%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.85%	[2]

[1]	A Adjusted to reflect current fees.
[2]	B Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.71%.
[3]
C The fund may invest in a business development company (BDC) advised by Fidelity Management & Research Company LLC (FMR) or its affiliates. FMR has contractually agreed to waive its management fee or reimburse the fund, as applicable, with respect to the portion of the fund's assets invested in such BDC. This arrangement is in effect through April 30, 2026.